DISCONTINUED OPERATIONS (Schedule of Company’s consolidated statements of comprehensive income (loss) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major classes of line items constituting pretax profit of discontinued operations
Net revenues			$ 47,328	$ 50,944	$ 79,618
Cost of revenues (including share-based compensation of nil, nil and $181 for 2014, 2015 and 2016, respectively)			(12,719)	(13,767)	(15,885)
Selling, research and development, and general and administrative expenses (including share-based compensation of nil, nil and $3,793 for 2014, 2015 and 2016, respectively)			(23,823)	(19,452)	(24,891)
Other income and expenses that are not major			1,956	2,662	4,226
Income from the operations of the discontinued operations, before income taxes	[1]		12,742	20,387	43,068
Income tax expenses	[2]		(2,492)	(4,286)	(6,292)
Net income from the operations of discontinued operations, before share of (loss)/income on equity method investments			10,250	16,101	36,776
Share of (loss)/income on equity method investments			195	54	(59)
Income from the operations of the discontinued operations, net of income taxes			10,445	16,155	36,717
Gain from disposal of discontinued operations, net of income taxes		$ 43,190	43,190
Income from discontinued operations, net of income tax expenses of $6,292, $4,286 and $10,778 for 2014, 2015 and 2016, respectively			53,635	16,155	36,717
Net income from discontinued operations attributable to China Digital TV Holding Co., Ltd			$ 52,644	$ 16,155	$ 36,717

[1]	Income from the operations of discontinued operations, before income taxes, attributable to China Digital TV Holding Co., Ltd. was $43,068, $20,387 and $11,750 for the years ended December 31, 2014, 2015 and 2016, respectively.
[2]	Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $3,362, $1,608, and $2,045 for the years ended December 31, 2014, 2015 and 2016, respectively.